Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2024
Property, plant and equipment.
Reconciliation of the carrying amount of property, plant and equipment

	31 Dec 2024 $m	31 Dec 2023 $m
Property, plant and equipment held at cost note (a)	391	347
Owner occupied properties held at fair value note (b)	26	27
Total property, plant and equipment	417	374

	2024 $m				2023 $m
	Group				Group
	occupied	Tangible	Right-of-		occupied	Tangible	Right-of-
	property	assets	use assets	Total	property	assets	use assets	Total
Balance at 1 Jan
Cost	24	495	683	1,202	21	486	676	1,183
Accumulated depreciation	(8)	(380)	(467)	(855)	(8)	(360)	(405)	(773)
Opening net book amount	16	115	216	347	13	126	271	410
Additions	20	81	51	152	–	44	57	101
Depreciation and impairment charge	–	(40)	(94)	(134)	–	(50)	(95)	(145)
Disposals, transfers and lease modifications	(8)	(29)	67	30	3	(4)	(18)	(19)
Effect of movements in exchange rates	–	(1)	(3)	(4)	–	(1)	1	–
Balance at 31 Dec	28	126	237	391	16	115	216	347
Representing:
Cost	35	497	782	1,314	24	495	683	1,202
Accumulated depreciation	(7)	(371)	(545)	(923)	(8)	(380)	(467)	(855)
Closing net book amount	28	126	237	391	16	115	216	347

Schedule of capital expenditure

	2024 $m	2023 $m
Hong Kong	41	22
Indonesia	4	-
Malaysia	2	1
Singapore	24	2
Growth markets and other	21	15
Eastspring	7	4
Total segment	99	44
Unallocated to a segment (central operations)	2	—
Total capital expenditure on property, plant and equipment	101	44